2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2017
Standard 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Standard	IFRS 9 – Financial Instruments
Main items introduced by the standard

The standard retains but simplifies the combined measurement model and establishes two main measurement categories of financial assets: amortized cost and fair value. The classification basis depends on the entity business model and the characteristics of the financial asset’s contractual cash flow.

IFRS 9 retains most of IAS 39 requirements for financial liabilities. The main change refers to those cases where the fair value of the financial liabilities must be segregated so that the fair value portion related to the entities credit risk is recognized in “other comprehensive income” and not in profit or loss for the period.

The standard introduces an expected credit loss model for the measurement of the impairment of financial assets. However, it is no longer necessary for a credit event to have occurred before a credit loss is recognized. Finally, IFRS 9 introduces a new hedge accounting model that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures.

The requirements for derecognition of financial assets and liabilities under IFRS 9 are carried forward from IAS 39.

Effective date	Jan. 01, 2018
Standard 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Standard	IFRS15 – Revenue from Contracts with Customers
Main items introduced by the standard

This new standard introduces the principles that an entity will apply to determine the revenue measurement and when such revenue shall be recognized.

IFRS 15 replaces IAS 11 – Construction Contracts, IAS 18 - Revenue and related interpretations.

Effective date	Jan. 01, 2018
Standard 3
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Standard	IFRS16 - Leases
Main items introduced by the standard

This new standard defines the principles for recognition, measurement, presentation and disclosure of leases and introduces a single model for the accounting of leases in the balance sheet for the lessees. A lessee recognizes a right-of-use asset that represents his obligation to make lease payments. Optional exemptions are available for short- term leases and low-value items. For lessors, accounting treatment remains practically the same, with the classification of leases as operating leases or financial leases, and accounting for these two types of lease differently. IFRS 16 replaces existing lease standards, including IAS 17 – Leasing Operations and IFRIC 4, SIC 5 and SIC 27 – Complementary Aspects of Leasing Operations.

Effective date	Jan. 01, 2019
Standard 4
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Standard	IFRIC 22 – Foreign Currency Transaction and Advance Consideration
Main items introduced by the standard

The Interpretation covers foreign currency transactions (or part of them) when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it).

Effective date	Jan. 01, 2018
Standard 5
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Standard	IFRIC 23 – Uncertainty over Income Tax Treatments
Main items introduced by the standard

Can be unclear how tax law applies to a particular transaction or circumstance. This interpretation complements the IAS 12 – Income Tax, clarify how to reflect the effects of uncertainty over income tax treatments.

Effective date	Jan. 01, 2019